Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions	19. Related Party Transactions In November 2011, the Company loaned $11.7 million to TKK, a 30-percent owned company in China. The loan is repayable in November 2012.

19. Related Party Transactions

In November 2011, the Company loaned $11.7 million to TKK, a 30-percent owned company in China. The loan is repayable in November 2012.

In connection with the issuance of the Senior Notes in December 2009, Walter W. Turner, President and Chief Executive Officer of Koppers Holdings Inc. and Koppers Inc., purchased $500,000 aggregate principal amount of Senior Notes at the offering price of 98.311 percent, or $491,555. The offering price for this purchase represents the same offering price paid by the purchasers for the remaining $295.0 million of Senior Notes.